CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY/(DEFICIT) $ in Thousands	Ordinary shares CNY (¥) shares	Additional paid-in capital CNY (¥)	Treasury Stock CNY (¥)	Statutory reserves CNY (¥)	Accumulated deficit CNY (¥)	Accumulated other comprehensive income CNY (¥)	Noncontrolling interests CNY (¥)	CNY (¥) shares	USD ($) shares
Balance at beginning of year at Dec. 31, 2018	¥ 338,000	¥ 1,579,153,000	¥ (18,033,000)	¥ 1,326,000	¥ (2,100,569,000)	¥ 1,522,000	¥ (3,715,000)	¥ (539,978,000)
Balance at beginning of year (in shares) at Dec. 31, 2018 | shares	429,404,977
Net profit (loss)					(51,671,000)		(1,034,000)	(52,705,000)
Foreign currency translation adjustment						(1,706,000)		(1,706,000)
Unrealized holding gain on available-for-sale investment								0
Amounts reclassified from accumulated other comprehensive income								0
Share-based compensation		1,891,000						1,891,000
Proceeds from sales of treasury stock			(2,701,000)					(2,701,000)
Proceeds from sales of treasury stock (in shares) | shares	7,047,552
Exercise of employee stock options		20,000						20,000
Exercise of employee stock options (in shares) | shares	44,000
Restricted shares vested (in shares) | shares	160,000
Balance at end of year at Dec. 31, 2019	¥ 338,000	1,581,064,000	(15,332,000)	1,326,000	(2,152,240,000)	(184,000)	(4,749,000)	(589,777,000)
Balance at end of year (in shares) at Dec. 31, 2019 | shares	436,656,529
Net profit (loss)					(72,507,000)		(616,000)	(73,123,000)
Foreign currency translation adjustment						(12,218,000)		(12,218,000)
Unrealized holding gain on available-for-sale investment								0
Amounts reclassified from accumulated other comprehensive income								0
Share-based compensation		620,000						¥ 620,000
Exercise of employee stock options (in shares) | shares								0	0
Restricted shares vested (in shares) | shares	160,000							160,000	160,000
Balance at end of year at Dec. 31, 2020	¥ 338,000	1,581,684,000	(15,332,000)	1,326,000	(2,224,747,000)	(12,402,000)	(5,365,000)	¥ (674,498,000)
Balance at end of year (in shares) at Dec. 31, 2020 | shares	436,816,529
Net profit (loss)					(14,472,000)		211,000	(14,261,000)	$ (2,238)
Foreign currency translation adjustment						(1,871,000)		(1,871,000)	(294)
Unrealized holding gain on available-for-sale investment								0	0
Amounts reclassified from accumulated other comprehensive income								0	$ 0
Share-based compensation		87,000						¥ 87,000
Exercise of employee stock options (in shares) | shares								0	0
Restricted shares vested (in shares) | shares								0	0
Balance at end of year at Dec. 31, 2021	¥ 338,000	¥ 1,581,771,000	¥ (15,332,000)	¥ 1,326,000	¥ (2,239,219,000)	¥ (14,273,000)	¥ (5,154,000)	¥ (690,543,000)	$ (108,360)
Balance at end of year (in shares) at Dec. 31, 2021 | shares	436,816,529